Loans and advances to credit institutions	12 Months Ended
Dec. 31, 2018
Loans and advances to credit institutions
Loans and advances to credit institutions

7.  Loans and advances to credit institutions

The breakdown by classification, type and currency of the balances of Loans and advances to credit institutions in the consolidated balance sheets is as follows:

	12/31/2017	12/31/2018

Classification:
Other financial assets at fair value through profit or loss	46,087	98,332
Financial assets at amortized cost	—	47,034
Loans and receivables	59,122	—
	105,209	145,366
Type:
Reciprocal accounts	18,569	15,310
Time deposits	71	51
Guarantee deposits - Collateral delivered for OTC derivatives transactions (Note 31)	34,542	29,508
Reverse repurchase agreements	46,087	98,332
Other accounts	5,940	2,165
	105,209	145,366
Currency:
Peso	69,311	100,409
USD	35,229	43,986
Other currencies	669	971
	105,209	145,366

As of December 31, 2017 and 2018, time deposits consist of 71 million pesos and 51 million pesos, respectively related to deposits that the Bank holds in Mexican banks that reprices every 182 days with a fixed interest rate of 1.5%.

As of December 31, 2017 and 2018, 34,542 million pesos and 29,508 million pesos, respectively, of loans and advances to credit institutions, have been pledged in connection with OTC derivatives transactions, and are classified as restricted assets within Loans and advances to credit institutions - Loans and receivables (see Note 31).

As of December 31, 2017 and 2018, 46,075 million pesos and 98,458 million pesos, respectively, of debt instruments have been received as collaterals in connection with the reverse repurchase agreement transactions within Loans and advances to credit institutions - Other financial assets at fair value through profit or loss (see Note 30).

Note 44.a includes a breakdown of the remaining maturity of Loans and advances to credit institutions. Additionally, Note 44.d includes the fair value amounts of these assets classified as Loans and advances to credit institutions - Loans and receivables.